SCHEDULE OF SEGMENT DATA (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue from External Customer [Line Items]
Revenue from external customers	$ 1,106,349	$ 1,705,225
Intersegment revenue
Interest income	161
Interest expense	5,144
Depreciation and amortization	15,394
Operating income (loss)	(265,786)	(110,852)
Assets	1,489,903	$ 1,347,766
Expenditures for segment assets	3,369
Education and training [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	796,257
Intersegment revenue
Interest income	122
Interest expense	1,876
Depreciation and amortization	15,028
Operating income (loss)	(9,594)
Assets	749,015
Expenditures for segment assets	3,369
Exhibition Planning Service [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	292,273
Intersegment revenue
Interest income	2
Interest expense	260
Depreciation and amortization
Operating income (loss)	96,701
Assets	444,895
Expenditures for segment assets
Consulting Service [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	17,698
Intersegment revenue
Interest income	10
Interest expense	2,957
Depreciation and amortization	366
Operating income (loss)	(343,756)
Assets	207,487
Expenditures for segment assets
Human resources outsourcing service [Member]
Revenue from External Customer [Line Items]
Revenue from external customers	121
Intersegment revenue
Interest income	27
Interest expense	51
Depreciation and amortization
Operating income (loss)	(9,137)
Assets	88,506
Expenditures for segment assets